Alger Concentrated Equity ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Alger Concentrated Equity ETF | Alger Concentrated Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	33.41%